Note 16 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2020	January 31, 2019	January 31, 2018

Net income for purposes of calculating basic and diluted earnings per share	36,997	31,277	26,879
Weighted average shares outstanding	81,659	76,832	76,324
Dilutive effect of employee stock options	318	205	167
Dilutive effect of restricted and performance share units	890	754	621
Weighted average common and common equivalent shares outstanding	82,867	77,791	77,112
Earnings per share
Basic	0.45	0.41	0.35
Diluted	0.45	0.40	0.35